Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information
Entity Registrant Name	Verb Technology Company, Inc.
Entity Central Index Key	0001566610
Document Type	S-1/A
Document Period End Date	Dec. 31, 2018
Amendment Flag	true
Amendment Description	Pre-Effective Amendment No. 8
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false